BALANCE SHEETS (USD $)	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
CURRENT ASSETS
Cash	$ 8,678	$ 39,309	$ 66,341	$ 33,908
Prepaid expenses		0	1,352	0
Total Current Assets	8,678	39,309	67,693	33,908
RESOURCE PROPERTY		0	50,000	25,000
TOTAL ASSETS	8,678	39,309	117,693	58,908
CURRENT LIABILITIES
Accounts payable and accrued liabilities	2,892	17,715	35,224	14,166
Notes payable	0	86,468	106,308
Due to related parties	42,326	0	106,308	77,943
TOTAL LIABILITIES	45,218	104,183	141,532	92,109
STOCKHOLDERS' DEFICIT
Capital stock Authorized: 75,000,000 common shares, $0.001 par value, Issued and outstanding: 15,600,000 common shares (January 31, 2011 - 3,500,000)	102,507	102,220	15,600	3,500
Stock subscriptions payable		0	70,000	99,960
Additional paid-in capital	495,287	352,240	258,860	71,000
Deficit accumulated during the exploration stage	(634,334)	(519,334)	(368,299)	(207,661)
TOTAL STOCKHOLDERS' DEFICIT	(36,540)	(64,874)	(23,839)	(33,201)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 8,678	$ 39,309	$ 117,693	$ 58,908